Reconciliation of Segment Information to Consolidated Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net revenue from external customers	$ 10,251	$ 9,779	$ 15,032
Loss from operations	(19,995)	(13,473)	(38,487)
Share-based compensation	65	21	219
Impairment loss on property, plant and equipment	60	28
Impairment loss on intangible assets	5	115	13,251
Impairment loss on prepaid licensing and royalty fees	4,187	1,259	2,752
Impairment loss on goodwill			17,054
Interest income	333	682	238
Interest expense	182	243	49
Gain on sales of marketable securities	19,939	8,621	1,739
Foreign exchange gain (loss)	(397)	(556)	45
Gain (loss) on equity method investments - net	(600)	(531)	526
Impairment loss on marketable securities and investments	1,290
Depreciation	294	306	408
Amortization, including intangible assets	245	1,211	1,907
Income tax expense (benefits)	(414)	(73)	61
Asian online game and service
Segment Reporting Information [Line Items]
Net revenue from external customers	8,545	8,199	14,106
Loss from operations	(12,735)	(8,639)	(33,677)
Share-based compensation	6	93	(225)
Impairment loss on intangible assets			13,251
Impairment loss on prepaid licensing and royalty fees	4,187	1,259	2,752
Impairment loss on goodwill			17,054
Interest income	12	31	9
Interest expense	128	243	8
Gain on sales of marketable securities	19,939	8,792	1,739
Foreign exchange gain (loss)	(145)	(306)	236
Gain (loss) on equity method investments - net	(600)	(531)	526
Impairment loss on marketable securities and investments	1,290
Depreciation	233	239	336
Amortization, including intangible assets	212	1,124	1,862
Income tax expense (benefits)	(14)	(92)	150
Cloud service
Segment Reporting Information [Line Items]
Net revenue from external customers	1,706	1,580	926
Loss from operations	(1,240)	(1,510)	(1,218)
Share-based compensation	(23)	7	69
Impairment loss on property, plant and equipment	60	28
Impairment loss on intangible assets	5	115
Interest expense	1
Depreciation	40	28	8
Amortization, including intangible assets	32	71	42
Income tax expense (benefits)			78
Reportable Segment
Segment Reporting Information [Line Items]
Net revenue from external customers	10,251	9,779	15,032
Loss from operations	(13,975)	(10,149)	(34,895)
Share-based compensation	(17)	100	(156)
Impairment loss on property, plant and equipment	60	28
Impairment loss on intangible assets	5	115	13,251
Impairment loss on prepaid licensing and royalty fees	4,187	1,259	2,752
Impairment loss on goodwill			17,054
Interest income	12	31	9
Interest expense	129	243	8
Gain on sales of marketable securities	19,939	8,792	1,739
Foreign exchange gain (loss)	(145)	(306)	236
Gain (loss) on equity method investments - net	(600)	(531)	526
Impairment loss on marketable securities and investments	1,290
Depreciation	273	267	344
Amortization, including intangible assets	244	1,195	1,904
Income tax expense (benefits)	$ (14)	$ (92)	$ 228